SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: Quarter 1, 2004

Check here if Amendment [  ];        Amendment Number: ___
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:



Name:             SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
                  ---------------------------------------
Address:          3060 PEACHTREE ROAD, NW SUITE 1555
                  ----------------------------------
                  ATLANTA GA  30066
                  --------------------


Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:         MICHAEL MCCARTHY
              ----------------

Title:        PRINCIPAL
              ----------

Phone:        404-842-9600
              ------------



Signature, Place, and Date of Signing:



_______________________    _______________         ________________________

[Signature]                 [City, State]                   [Date]




Report Type       (Check only one.):
-----------       ------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management 12/31/2003

Number of Other Included Managers:               0
                                              -------
Form 13F Information Table Entry Total:         42
                                              -------


Form 13F Information Table Value Total      $1,499 (thousands)
                                            ------------------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



    No. Form 13F File Number Name


    ____     28-_____________________           __________________________

    [Repeat as necessary.]

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                                    FORM 13F


Page 1 of 2                              Name of Reporting Manager: Shapiro Capital Management Company, Inc

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's  Voting Authority
                                                             Fair        Shares of  Discretion           See       (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Adolph Coors Class B            Cl B Common   217016104    $97,043,180    1,397,310   a                            a
------------------------------------------------------------------------------------------------------------------------------------
US Cellular                          Common   911684108    $86,179,838    2,229,750   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.               Common   410768105    $78,635,258    6,504,157   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc.             Common   018804104    $74,538,880    1,370,200   a                            a
------------------------------------------------------------------------------------------------------------------------------------
IMC Global Inc.                      Common   449669100    $71,730,230    5,016,100   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Lifepoint Hospitals Inc.             Common   53219L109    $68,715,224    2,124,775   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings       Common   G7127P100    $66,225,075    2,066,305   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Montpelier RE Holdings LTD           Common   G62185106    $58,913,680    1,582,000   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Instinet Group Incorporated          Common   457750107    $56,834,090    8,061,573   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.              Common   93317Q105    $55,091,661    4,614,042   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell Inc.                 Common   171871106    $55,051,276   13,526,112   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Tom Brown Inc.                       Common   115660201    $53,201,330    1,414,929   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International        Common   170032809    $52,329,142    2,509,791   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties            Common   871142105    $50,848,827    1,866,012   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources             Common   826428104    $50,658,920    6,845,800   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc.                       Common   886423102    $44,946,114    1,597,800   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Gentek Inc.                          Common   37245x203    $43,682,100    1,040,050   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Company           Common   29255w100    $42,644,150    1,539,500   a                            a
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Earthlink Inc.                       Common   270321102    $38,013,130    4,285,584   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Steris Corporation                   Common   859152100    $36,650,190    1,420,550   a                            a
------------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc. CL B              Cl B Common   366651206    $34,812,351    3,040,380   a                            a
------------------------------------------------------------------------------------------------------------------------------------
FMC Corporation                      Common   302491303    $34,750,571      811,550   a                            a
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              SubTotal Page 1                           $1,251,495,217   74,864,270
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




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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's  Voting Authority
                                                             Fair        Shares of  Discretion           See       (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Apogent Technologies                 Common   03760a101    $33,676,669    1,097,675   a                             a
-----------------------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Value           Common   464287630    $33,254,445      194,300   a                             a
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Viasys Healthcare                    Common   92553Q209    $28,061,693    1,240,570   a                             a
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Robert Mondavi Corp - Cl A      Cl A Common   609200100    $27,381,146      723,030   a                             a
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Primedia, Inc.                       Common   74157K101    $26,469,115    9,803,376   a                             a
-----------------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp                       Common   639480102    $25,450,410      937,400   a                             a
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Time Warner, Inc.                    Common   887317105    $11,279,340      669,000   a                             a
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Axis Capital Holdings Ltd            Common   G0692U109    $10,856,670      367,400   a                             a
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iShares Russell 2000                 Common   464287655     $9,702,000       82,500   a                             a
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BJ Services Company                  Common   055482103     $9,588,632      221,600   a                             a
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Kerr-McGee                           Common   492386107     $9,069,150      176,100   a                             a
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Conagra Inc                          Common   205887102     $6,083,052      225,800   a                             a
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Kraft Foods Inc.                     Common   50075n104     $5,220,831      163,100   a                             a
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SPDR Trust Series 1                  Common   78462F103     $3,867,568       34,196   a                             a
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Abbott Labs                          Common   002824100     $3,522,270       85,700   a                             a
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OGE Energy Corp.                     Common   670837103     $2,131,725       80,625   a                             a
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OGE EGY CAP I 8.375%39            Preferred   67084c200       $810,738       30,850   a                             a
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Primedia Preferred 10% Series D   Preferred   74157K606       $678,900        7,300   a                             a
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc.                   Cl A Common   366651107       $325,035       27,900   a                             a
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Host Marriott 6.75%               Preferred   441079407       $261,875        5,000   a                             a
-----------------------------------------------------------------------------------------------------------------------------------

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              SubTotal Page 2                             $247,691,264   16,173,422
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                Grand Total                             $1,499,186,481   91,037,692
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